Interest bearing loans and borrowings - Summary Of Movements In The Carrying Value Of The Liability Component Of The Loan Notes (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure Of Movements In The Carrying Value Of The Liability Component Of The Loan Notes [Abstract]
Liability component at date of issue (net of transaction costs)	£ 24,417
Interest charged (using effective interest rate)	422
Reclassified to equity	(13,274)
Carrying amount of liability component	£ 11,565